3. Summary of Significant Accounting Policies: (i) Income Taxes (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(i) Income Taxes

(i)Income Taxes

Income tax expense consists of current and deferred tax expense. Current and deferred tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or OCI.

Current income tax is recognized and measured at the amount expected to be recovered from, or payable to, the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years.

Deferred tax is recorded for temporary differences at the date of the consolidated statements of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of a deferred tax asset is reviewed at the end of the reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of the reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if, and only if, they relate to income taxes levied by the same taxation authority and the Company has the legal rights and intent to offset.

Estimates

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax‑related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.